ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Reclassifications
The impact of these reclassifications, which had no impact on net (loss) income, total partners' capital or segment adjusted EBITDA, follows.

	Year ended December 31,
	2014	2013

	(In thousands)
Gathering services and related fees	$15,616	$16,805
Other revenues	3,952	10,068
Net impact on total revenues	$19,568	$26,873

Cost of natural gas and NGLs	$19,568	$26,873
Net impact on cost of natural gas and NGLs and total costs and expenses	$19,568	$26,873